Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Oct. 17, 2018	Jan. 16, 2018	Aug. 10, 2017	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events (Textual)
Promissory note amount				$ 9,805	$ 7,381
Borrowed amount		$ 1,000,000
Interest rate per annum		8.00%
Adjusted per share price value		$ 8.10
Warrants to purchase common stock		61,729			549,421
One-time non-cash charge			$ 6,000,000
Subsequent Event [Member]
Subsequent Events (Textual)
Reverse stock split, description	l-for-30
Common stock retained par value	$ 0.01